Other Reserves (Details) - Schedule of other reserves - AUD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Other Reserves (Details) - Schedule of other reserves [Line Items]
Balance	$ 1,133,345	$ 4,300,319	$ 3,096,308
Other comprehensive income	(14,953)		61,846
Transactions with owners in their capacity as owners
Transfer to share capital	(73,088)
Options and warrants issued/expensed	3,003,060		1,453,900
Options and warrants exercised	(213,722)		(100)
Options and warrants forfeited	(368,000)
Options and warrants lapsed/expired			(311,635)
Re-valuation of options issued in prior period		(607,000)
Balance	3,466,642	1,133,345	4,300,319
Currency translation differences	(14,953)		61,846
Share-based payments [Member]
Other Reserves (Details) - Schedule of other reserves [Line Items]
Balance	1,011,878	4,281,790	3,139,625
Other comprehensive income
Transactions with owners in their capacity as owners
Transfer to share capital	(73,088)
Share-based payment expenses		73,088
Options and warrants issued/expensed	3,003,060	(484,680)	1,453,900
Options and warrants exercised	(213,722)		(100)
Options and warrants forfeited	(368,000)
Options and warrants lapsed/expired		(2,251,320)	(311,635)
Re-valuation of options issued in prior period		(607,000)
Balance	3,360,128	1,011,878	4,281,790
Currency translation differences
Foreign currency translation [Member]
Other Reserves (Details) - Schedule of other reserves [Line Items]
Balance	121,467	18,529	(43,317)
Other comprehensive income	(14,953)	102,938	61,846
Transactions with owners in their capacity as owners
Transfer to share capital
Share-based payment expenses
Options and warrants issued/expensed
Options and warrants exercised
Options and warrants forfeited
Options and warrants lapsed/expired
Re-valuation of options issued in prior period
Balance	106,514	121,467	18,529
Currency translation differences	$ (14,953)	$ 102,938	$ 61,846